UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Face
Amount Municipal Bonds	Value

Michigan - 142.4%	$ 3,600	Adrian, Michigan, City School District, GO, 5% due 5/01/2014 (d)(h)	$ 4,030

	3,725	Bay City, Michigan, School District, School Building and Site, GO, 5% due 5/01/2031 (d)	3,883

	3,875	Bendle, Michigan, Public School District, School Building and Site, GO, 5% due 5/01/2035 (c)	3,977

	1,000	Birmingham, Michigan, City School District, School Building and Site, GO, 5% due 11/01/2033 (d)	1,034

	1,000	Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2009 (f)(h)	1,047

	1,500	Delta County, Michigan, Economic Development Corporation, Environmental Improvement Revenue
		Refunding Bonds (Mead Westvaco-Escanaba), AMT, Series B, 6.45% due 4/15/2012 (h)	1,695

	3,000	Detroit, Michigan, City School District, GO (School Building and Site Improvement), Refunding,
		Series A, 5% due 5/01/2021 (d)	3,210

	2,300	Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A, 5.375%
		due 5/01/2013 (c)(h)	2,596

	3,100	Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series B, 5%
		due 5/01/2028 (c)	3,147

	1,025	Detroit, Michigan, Water Supply System Revenue Bonds, DRIVERS, Series 200, 5.75%
		due 7/01/2011 (c)(h)(l)	1,258

	1,550	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5%
		due 7/01/2013 (f)(h)	1,725

	2,420	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2034 (f)	2,423

	1,250	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5.875%
		due 1/01/2010 (c)(h)	1,345

	6,900	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due 7/01/2034 (f)	6,991

	11,790	Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due 7/01/2013 (f)(h)	13,270

	1,415	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.25% due 7/01/2012 (c)(g)	1,519

	3,900	Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement
		Revenue Refunding Bonds (International Paper Company Project), Series A, 5.75% due 6/01/2016	4,042

	3,100	Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds, 5.80%
		due 11/01/2024 (a)	3,139

	1,610	East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(h)	1,682

	1,575	East Grand Rapids, Michigan, Public School District, GO, 5% due 5/01/2031 (d)	1,642

	590	Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (b)(h)	644

	435	Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2020 (b)	466

Portfolio Abbreviations
To simplify the listings of BlackRock MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
COP	Certificates of Participation	M/F	Multi-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RIB	Residual Interest Bonds
GO	General Obligation Bonds

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,500	Eastern Michigan University Revenue Bonds, Series B, 5.60% due 6/01/2010 (c)(h)	$ 1,611

1,310	Eastern Michigan University Revenue Bonds, Series B, 5.625% due 6/01/2010 (c)(h)	1,407

2,425	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(h)	2,715

1,325	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due 5/01/2020 (d)	1,456

1,675	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due 5/01/2021 (d)	1,841

1,700	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2026 (d)	1,771

1,175	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)	1,217

615	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
	Series A, 5.375% due 7/01/2020 (a)	588

1,375	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
	Series A, 6% due 7/01/2020 (a)	1,382

2,200	Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)	2,254

1,000	Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2010 (c)(h)	1,075

2,940	Gibraltar, Michigan, School District, GO (School Building and Site), 5% due 5/01/2014 (c)(h)	3,292

710	Gibraltar, Michigan, School District, GO (School Building and Site), 5% due 5/01/2028 (c)	729

1,100	Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020 (c)	1,195

1,035	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2012 (b)(h)	1,163

665	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2019 (b)	725

900	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2020 (b)	981

2,070	Grand Valley, Michigan, State University Revenue Bonds, 5.50% due 2/01/2018 (c)	2,332

11,250	Greater Detroit Resource Recovery Authority, Michigan, Revenue Refunding Bonds, Series A, 6.25% due
	12/13/2008 (b)	11,641

5,625	Gull Lake, Michigan, Community School District, School Building and Site, GO, 5%
	due 5/01/2014 (d)(h)	6,298

4,345	Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding, 5%
	due 5/01/2014 (c)(h)	4,865

430	Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding, 5%
	due 5/01/2034 (c)	439

9,325	Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(h)	10,071

3,990	Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)	4,133

1,575	Jenison, Michigan, Public Schools, School Building and Site, GO, 5.50% due 5/01/2019 (c)	1,713

2,500	Kent County, Michigan, Airport Revenue Bonds (Gerald R. Ford International Airport), 5%
	due 1/01/2037	2,580

3,365	Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Butterworth Hospital),
	Series A, 7.25% due 1/15/2013 (f)	3,733

3,000	Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A, 5.50%
	due 7/15/2011 (f)(h)	3,309

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,510	Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2013 (f)(h)	$ 1,707

2,015	Lapeer, Michigan, Community Schools, School Building and Site, GO, 5% due 5/01/2037 (d)	2,097

1,875	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds (Hillsdale College
	Project), 5% due 3/01/2035	1,881

2,250	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds (Hope
	College), Series A, 5.90% due 4/01/2032	2,291

1,235	Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for Creative
	Studies), 5.85% due 12/01/2022	1,289

1,145	Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for Creative
	Studies), 5.90% due 12/01/2027	1,183

2,500	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-B,
	5.40% due 6/01/2018 (b)	2,529

3,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-Q,
	5% due 3/01/2031 (b)	2,988

1,065	Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program), Group A,
	5.50% due 11/01/2020 (b)	1,127

2,500	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
	due 10/15/2018 (f)	2,701

3,500	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series II, 5%
	due 10/15/2029 (f)	3,576

1,250	Michigan State Building Authority, Revenue Refunding Bonds, RIB, Series 517X, 8.57%
	due 10/15/2010 (d)(l)	1,487

3,000	Michigan State, COP, 5.50% due 6/01/2010 (b)(h)	3,197

3,000	Michigan State, COP, 5.40% due 6/01/2022 (b)(g)(j)	1,614

3,740	Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due 5/15/2026 (d)	3,939

1,000	Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess Towers
	Apartments), AMT, 5.25% due 2/20/2048 (e)	979

4,050	Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Williams Pavilion Apartments),
	AMT, 4.75% due 4/20/2037 (e)	3,772

835	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due 10/01/2037 (f)	831

3,310	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series D, 5% due 4/01/2026 (d)	3,306

2,530	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan Obligation Group),
	Series A, 5.50% due 4/15/2018 (b)	2,674

2,200	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Crittenton Hospital),
	Series A, 5.625% due 3/01/2027	2,271

4,375	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Oakwood Obligated
	Group), Series A, 5% due 7/15/2025	4,408

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,130	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Oakwood Obligated
	Group), Series A, 5% due 7/15/2037	$ 2,033

4,250	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Sparrow Obligated
	Group), 5% due 11/15/2031	4,226

1,000	Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care Corporation),
	Series C, 5% due 8/01/2035	986

9,180	Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan Obligor Group), Series A, 5%
	due 4/15/2036	9,056

1,500	Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit Group), Series A, 5%
	due 12/01/2031	1,507

2,715	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
	Series A, 5.75% due 11/15/2009 (f)(h)	2,908

12,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
	Series A, 6.125% due 11/15/2009 (f)(h)	12,931

2,500	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
	Series A, 6.25% due 11/15/2009 (f)(h)	2,699

6,700	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
	Series A, 5.25% due 11/15/2032	6,728

2,200	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services),
	Series X, 5.75% due 8/15/2009 (f)(h)	2,341

2,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services),
	Series X, 6% due 8/15/2009 (f)(h)	2,119

4,930	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens),
	Series A, 6% due 5/15/2009 (f)(h)	5,220

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Saint John Hospital),
	Series A, 6% due 5/15/2013 (b)(g)	3,064

3,100	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
	Series D, 5% due 8/15/2034	3,105

1,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit), Series C,
	5.375% due 12/01/2023	1,043

5,255	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit), Series C,
	5.375% due 12/01/2030	5,388

6,400	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health), Series A, 6% due
	12/01/2027 (b)	6,839

10,250	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
	Pollution Control Project), AMT, Series A, 5.55% due 9/01/2029 (f)	10,474

6,000	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
	Pollution Control Project), Series AA, 6.95% due 5/01/2011 (c)	6,767

2,175	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow Chemical Company
	Project), AMT, 5.50% due 12/01/2028	2,208

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 15,000	Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)	$ 19,530

1,000	Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017 (f)	1,209

1,830	Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625% due 11/01/2010 (f)(h)	1,988

235	Northview, Michigan, Public School District, GO, Refunding, 5.80% due 5/01/2021 (f)	237

1,100	Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2009 (c)(h)	1,152

500	Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (f)	519

5,320	Orchard View, Michigan, Schools, School Building and Site, GO, 5% due 11/01/2013 (f)(h)	5,953

1,370	Pennfield, Michigan, School District, School Building and Site, GO, 5% due 5/01/2014 (c)(h)	1,534

1,000	Plainwell, Michigan, Community Schools, School District, School Building and Site, GO, 5.50%
	due 11/01/2012 (d)(h)	1,127

3,905	Plymouth-Canton, Michigan, Community School District, GO, 5% due 5/01/2029 (c)	4,008

700	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area
	Number 2), 5.625% due 6/01/2022 (a)	704

1,425	Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(h)	1,595

1,500	Roseville, Michigan, School District, School Building and Site, GO, Refunding, 5% due 5/01/2031 (d)	1,564

2,500	Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Covenant Medical Center),
	Series E, 5.625% due 7/01/2013 (f)	2,621

2,100	Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2024 (c)	2,167

1,445	Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2034 (c)	1,462

17,800	Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project),
	Series AA, 6.40% due 8/01/2024 (b)	18,405

1,300	Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2010 (f)(h)	1,390

3,500	Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5%
	due 5/01/2014 (d)(h)	3,919

2,900	Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5.25%
	due 5/01/2014 (d)(h)	3,288

1,325	Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2014 (c)(h)	1,484

2,500	Thornapple Kellogg School District, Michigan, GO, Refunding, 5% due 5/01/2032 (f)	2,601

1,100	Waverly, Michigan, Community School, GO, 5.50% due 5/01/2010 (c)(h)	1,176

10,660	Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne County), AMT,
	Series A, 5.375% due 12/01/2015 (f)	10,880

1,750	Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel, Series A, 5%
	due 12/01/2030 (f)	1,784

9,160	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County
	Airport), AMT, 5% due 12/01/2034 (f)	9,082

1,710	West Bloomfield, Michigan, School District, GO, Refunding, 5.50% due 5/01/2017 (c)	1,874

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 1,225		West Bloomfield, Michigan, School District, GO, Refunding, 5.50% due 5/01/2018 (c)	$ 1,333

	2,405	West Branch-Rose City, Michigan, Area School District, GO, 5.50% due 5/01/2009 (c)(h)	2,506

	1,600	Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (f)	1,651

Puerto Rico - 5.7%	8,300	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
		Bonds, Series N, 5.25% due 7/01/2039 (c)	8,480

	2	Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R, Series 16 HH,
		8.363% due 7/01/2013 (d)(l)	3

	2,790	Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due 8/01/2027 (d)	2,870

	12,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.20%
		due 8/01/2043 (f)(j)	1,880

	20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 4.99% due
		8/01/2046 (f)(j)	2,543

		Total Municipal Bonds (Cost - $390,269) - 148.1%	409,289

		Municipal Bonds Transferred to Tender Option Bond Trusts (m)

Michigan - 15.6%	6,700	Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, Series A, 5.75%
		due 7/01/2011 (c)(h)	7,461

	4,750	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
		due 10/15/2010 (d)	5,202

	15,030	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
		due 10/15/2011 (d)	16,459

	7,525	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County
		Airport), AMT, 5.25% due 12/01/2025 (f)	7,624

	6,295	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County
		Airport), AMT, 5.25% due 12/01/2026 (f)	6,378

Puerto Rico - 1.0%	2,535	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75%
		due 7/01/2010 (d)	2,758

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $46,048) - 16.6%	45,882

	Shares
	Held	Short-Term Securities

	3,239	CMA Michigan Municipal Money Fund, 1.97% (i)(k)	3,239

		Total Short-Term Securities (Cost - $3,239) - 1.2%	3,239

		Total Investments (Cost - $439,556*) - 165.9%	458,410
		Other Assets Less Liabilities - 1.6%	4,482
		Liability for Trust Certificates, Including Interest Expense Payable - (7.8%)	(21,566)
		Preferred Stock, at Redemption Value - (59.7%)	(165,064)

		Net Assets Applicable to Common Stock - 100.0%	$ 276,262

BlackRock MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 418,127

	Gross unrealized appreciation	$ 23,275
	Gross unrealized depreciation	(4,410)
	Net unrealized appreciation	$ 18,865

(a)	ACA Insured.

(b)	AMBAC Insured.

(c)	FGIC Insured.

(d)	FSA Insured.

(e)	GNMA Collateralized.

(f)	MBIA Insured.

(g)	Escrowed to maturity.

(h)	Prerefunded.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Michigan Municipal
Money Fund	(683)	$28

(j)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(k)	Represents the current yield as of January 31, 2008.

(l)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(m)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield Michigan Insured Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Insured Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Michigan Insured Fund, Inc.

Date: March 24, 2008